Commitments and contingencies - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) case	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and contingencies
Legal and litigation related expenses	$ 188,000		$ 997,000
Legal expense reversed				$ 1,217,000
Number of lawsuits pending | case	6
Legal and litigation related expenses	$ 634,000		973,000
Pending Litigation
Commitments and contingencies
Number of lawsuits pending | case	5
Aggregate amount of claimed damages	$ 800,000	¥ 5.6	1,700,000
Legal and litigation related expenses	$ 634,000		$ 973,000